SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management who is responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the United States of America and have been consistently applied in the preparation of the consolidated financial statements.

2.1 Reporting Entities

Subsidiaries	Place of incorporation	Percentage of interest	Principal activities
UMeLook Holdings Limited	British Virgin Islands	100% (2015:100%;2014:100%) directly	Investment holding
UMeZone Holdings Limited	British Virgin Islands	100% (2015:100%;2014:100%) directly	Investment holding
AlphaRx International Holdings	British Virgin Islands	80% (2015:80%;2014:80%) directly	Dormant
AlphaRx Canada Limited	Canada	100% (2015:100%;2014:100%) directly	Dormant
AlphaRx Life Science Limited	Hong Kong	80% (2015:80%;2014:80%) indirectly	Dormant
UMeLook Limited	Hong Kong	100% (2015:100%;2014:100%) indirectly	Dormant
UMeZone Adaptive Learning Technology Limited	Hong Kong	100% (2015:100%;2014:100%) indirectly	Dormant
UMeLook (Guangzhou) Information Technology Co. Ltd.	China	100% (2015:100%;2014:100%) indirectly	Dormant
YouYiXue (Guangzhou) Information Technology Co. Ltd.	China	100% (2015:100%;2014:100%) indirectly	Dormant

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities
Guangzhou XinYiXun Network Technology Co. Ltd.	China	100% (2015:100%;2014:100%) indirectly	Provision for online teaching activities

2.2 Cash and Cash Equivalents

Cash includes cash on hand, and amounts on deposit with banks. Cash equivalents include any other highly liquid cash investments purchased with maturity of three months or less which are readily convertible to cash. The carrying amount approximates fair value because of the immediate liquidity or short maturity of these instruments. As at September 30, 2016, 2015 and 2014 the Company had only cash on deposit and petty cash on hand.

2.3 Accounts Receivable

The Company segregates trade receivables resulting from revenues generated from non-trade or other receivables. An allowance for bad debts is estimated for each type of receivable on a periodic basis based on experience with the respective parties.

2.4 Financial Instruments

a) Fair Value

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of judgment, they cannot be determined with complete accuracy. Changes in assumptions can significantly affect estimated fair values. The carrying values of cash, accounts receivable, notes payable, accounts payable, and accrued liabilities approximate their fair values because of the short-term nature of these instruments.

b) Interest rate, currency and credit risk

The Company is not subject to significant credit and interest risks arising from these financial instruments. The Company may be subject to significant currency risk as some of the external promissory notes are denominated in Canadian dollars or Hong Kong dollars.

2.5 Long-Term Financial Instruments

The fair value of each of the Company’s long-term financial assets is based on the amount of future cash flows associated with each instrument discounted using an estimate of what the Company's current borrowing rate for similar instruments of comparable maturity would be.

It is of the management’s opinion that the Company is not exposed to significant interest rate risk, credit risk or currency risks arising from these financial instruments.

2.6 Foreign Currency Translation

The Company maintains the books and records of AlphaRx Canada Ltd. in Canadian dollars, and the books and records of Alpha Life Sciences Ltd. and AlphaRx International Holdings Ltd. in Hong Kong dollars, their respective functional currencies. The records of these companies are converted to US dollars, the reporting currency. The translation method used is the current rate method. Under the current rate method all assets and liabilities are translated at the current rate, stockholders’ equity accounts are translated at historical rates and revenues and expenses are translated at average rates for the year. Cumulative net translation adjustments related to equity accounts are included as a separate component of stockholders’ deficiency.

	September 30, 2016	September 30, 2015	September 30, 2014
Year-end CAD: USD exchange rate	0.7610	0.7458	0.8964
Average Yearly CAD: USD exchange rate	0.7545	0.8145	0.9239
Year-end RMB: USD exchange rate	0.1499	0.1574	0.1625
Average Yearly RMB: USD exchange rate	0.1531	0.1625	0.1629

2.7 Earnings or Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus Common Stock equivalents (if dilutive) related to stock options and warrants for each year.

2.8 Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statement or tax returns. Deferred income taxes are provided using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment. Deferred tax assets may be reduced, if deemed necessary based on a judgmental assessment of available evidence, by a valuation allowance for the amount of any tax benefits which are more likely, based on current circumstances, not expected to be realized.

2.9 Property Plant and Equipment

Property plant and equipment are stated at cost. Depreciation is calculated by using the Modified Accelerated Cost Recovery System Method for financial reporting as well as for income tax purposes at rates based on the following estimated useful lives:

Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years

The Company capitalizes expenditures that materially increase assets’ lives and expenses ordinary repairs and maintenance to operations as incurred. When assets are sold or disposed or otherwise fully depreciated, the cost and related accumulated depreciation is removed from the accounts and any gain or loss is included in the statement of income and retained earnings.

2.10 Deferred charges

Costs associated with the consultancy fees are referred to as deferred charges. These costs include advertising expenses, media communication fee, technical service fees and other administrative costs. Such costs are capitalised where they relate to the development of existing business, are presented as deferred charges, and are amortised on the same basis as the over the period of 10 years. The balance of the deferred acquisition costs at the reporting date represents the capitalised deferred acquisition costs less than accumulated amortization costs.

2.11 Revenue Recognition

Revenues related to license fees and royalties are recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collectability is probable. Should there be any future obligations or deliverables related to the license fees, revenue is deferred and recognized only when those obligations and or deliverables have been satisfied. Any advance payments or deposits received in relation to license fees and other fees are deferred until those obligations or deliverables have been satisfied. Royalty payments are not received in advance but rather, are paid to the Company based on previous period sales by licensees. Royalty revenue is accrued in the period earned based on estimates or actual licensed sales during the period in question. Consulting revenues are recognized as the services are rendered to the customer, and invoiced on a periodic basis or upon completion of the consulting services depending on contract terms and conditions.

Sales represent the invoiced value of goods supplied to customers. Revenues are recognized upon the passage of title to the customers, provided that the collection of the proceeds from sales is reasonably assured. A reserve for returns is considered periodically based on actual or anticipated returns from customers. The Company no longer sells any products directly to end-users.

2.12 Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates in amounts than may be material to the consolidated financial statements. Management believes that these estimates and assumptions used are reasonable. These estimates are reviewed periodically and as adjustments become necessary, they are reported in earnings in the period in which they become known. Estimates were used in determining the amounts of accrued liabilities, useful lives of property plant and equipment, stock based compensation, and valuation allowances.

2.13 Long-Lived Assets

The Company reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. During the year management determined that an impairment test was necessary and used its best estimate of the undiscounted cash flows to evaluate the carrying amount and have determined that no impairment has occurred.

2.14 Variable Interest Entity

A variable interest entity (“VIE”) is an entity (investee) in which the investor has obtained less than a majority interest, according to the Financial Accounting Standards Board (FASB). A VIE is subject to consolidation if a VIE meets one of the following three criteria as elaborated in ASC Topic 810-10, Consolidation:

(a)	equity-at-risk is not sufficient to support the entity’s activities;

(b)	as a group, the equity-at-risk holders cannot control the entity; or

(c)	the economics do not coincide with the voting interest.

If a firm is the primary beneficiary of a VIE, the holdings must be disclosed on the balance sheet. The primary beneficiary is defined as the person or company with the majority of variable interests. A corporation formed, owned, and operated by two or more businesses (ventures) as a separate and discrete business or project (venture) for their mutual benefit is defined as a joint venture.

2.15 Concentrations of Credit Risks and Revenues

The Company’s receivables are unsecured and are generally due in 30 Days. Reserves for uncollectible receivables are determined by the Company periodically based on best estimates available and historical data, as well as the economic and financial status of its debtors. Investment in marketable securities carry normal market risk of fluctuation in the price of securities traded on recognized stock exchanges as well as liquidity and foreign exchange risks.

Currently, the Company does not have a diverse customer base. The Company relies on one licensee for all of its royalty revenues and has another licensee attempting to commercialize one of its product candidates. Should these licensees discontinue sales of our products, or should commercialization efforts of our product candidates be curtailed, our revenues could be adversely impacted.

2.16 Stock Based Compensation

The Company recognizes compensation cost for third party and employee services rendered in exchange for an equity instrument award based on the fair value of the award on the date of grant. The Company uses the Black-Sholes option-pricing model in determining the fair value of options and warrants. In determining the expected volatility, the Company bases this assumption on the historical volatilities of the Company’s common stock over the expected life of the stock acquisition rights.

2.17 Comprehensive Income

Comprehensive income is net income plus certain items that are recorded directly to stockholders’ equity, bypassing net income. With the exception of foreign exchange gains and losses, the Company has no other components in its comprehensive income (loss) accounts.

2.18 Recent Issued Standards

The FASB has issued Accounting Standards Update (ASU) No. 2015-01, Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items.

The FASB issued this ASU as part of its initiative to reduce complexity in accounting standards. The objective of the simplification initiative is to identify, evaluate, and improve areas of U.S. GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to the users of financial statements.

This ASU eliminates from U.S. GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.

If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

The FASB heard from stakeholders that the concept of extraordinary items causes uncertainty because it is unclear when an item should be considered both unusual and infrequent. Additionally, some stakeholders said that although users find information about unusual or infrequent events and transactions useful, they do not find the extraordinary item classification and presentation necessary to identify those events and transactions. Other stakeholders noted that it is extremely rare in current practice for a transaction or event to meet the requirements to be presented as an extraordinary item.

This ASU will also align more closely U.S. GAAP income statement presentation guidance with IAS 1, Presentation of Financial Statements, which prohibits the presentation and disclosure of extraordinary items.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The effective date is the same for both public business entities and all other entities.

The FASB has issued an Accounting Standards Update (ASU) No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions).

The ASU focuses on the consolidation evaluation for reporting organizations (public and private companies and not-for-profit organizations) that are required to evaluate whether they should consolidate certain legal entities.

In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Standards Codification™ and improves current GAAP by:

- Placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement, when certain criteria are met.

- Reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (VIE).

- Changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs.

The ASU will be effective for periods beginning after December 15, 2015, for public companies. For private companies and not-for-profit organizations, the ASU will be effective for annual periods beginning after December 15, 2016; and for interim periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period.

The FASB has issued Accounting Standards Update (ASU) No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU.

For public business entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016.

Early adoption of the amendments is permitted for financial statements that have not been previously issued.

The amendments should be applied on a retrospective basis, wherein the balance sheet of each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. Upon transition, an entity is required to comply with the applicable disclosures for a change in an accounting principle. These disclosures include the nature of and reason for the change in accounting principle, the transition method, a description of the prior-period information that has been retrospectively adjusted, and the effect of the change on the financial statement line items (i.e., debt issuance cost asset and the debt liability).

The FASB has issued Accounting Standards Update (ASU) No. 2015-04, Compensation - Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. For an entity with a fiscal year-end that does not coincide with a month-end, the amendments in this ASU provide a practical expedient that permits the entity to measure defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end and apply that practical expedient consistently from year to year. The practical expedient should be applied consistently to all plans if an entity has more than one plan. Employee benefit plans are not within the scope of the amendments.

If a contribution or significant event (such as a plan amendment, settlement, or curtailment that calls for a remeasurement in accordance with existing requirements) occurs between the month-end date used to measure defined benefit plan assets and obligations and an entity’s fiscal year-end, the entity should adjust the measurement of defined benefit plan assets and obligations to reflect the effects of those contributions or significant events. However, an entity should not adjust the measurement of defined benefit plan assets and obligations for other events that occur between the month-end measurement and the entity’s fiscal year-end that are not caused by the entity (e.g., changes in market prices or interest rates).

If an entity applies the practical expedient and a contribution is made between the month-end date used to measure defined benefit plan assets and obligations and the entity’s fiscal year-end, the entity should not adjust the fair value of each class of plan assets for the effects of the contribution. Instead, the entity should disclose the amount of the contribution to permit reconciliation of the total fair value of all the classes of plan assets in the fair value hierarchy to the ending balance of the fair value of plan assets.

An entity is required to disclose the accounting policy election and the date used to measure defined benefit plan assets and obligations in accordance with the amendments in this ASU.

The amendments are effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Earlier application is permitted. The amendments should be applied prospectively.

IFRS does not have a practical expedient that permits an entity to measure defined benefit plan assets and obligations as of the month-end that is closest to the entity’s fiscal year-end (or the month-end that is closest to the date of a significant event that occurred in an interim period), whereas the amendments in this Update provide that practical expedient.

The FASB has issued Accounting Standards Update No. 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. Existing GAAP does not include explicit guidance about a customer’s accounting for fees paid in a cloud computing arrangement. Examples of cloud computing arrangements include: (a) software as a service; (b) platform as a service; (c) infrastructure as a service; and (d) other similar hosting arrangements.

The amendments add guidance to Subtopic 350-40, Intangibles - Goodwill and Other - Internal-Use Software, which will help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement. The guidance already exists in the FASB Accounting Standards Codification™ in paragraphs 985-605-55-121 through 55-123, but it is included in a Subtopic applied by cloud service providers to determine whether an arrangement includes the sale or license of software.

The amendments provide guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The amendments do not change the accounting for a customer’s accounting for service contracts. As a result of the amendments, all software licenses within the scope of Subtopic 350-40 will be accounted for consistent with other licenses of intangible assets.

For public business entities, the amendments will be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. For all other entities, the amendments will be effective for annual periods beginning after December 15, 2015, and interim periods in annual periods beginning after December 15, 2016. Early adoption is permitted for all entities.

An entity can elect to adopt the amendments either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. For prospective transition, the only disclosure requirements at transition are the nature of and reason for the change in accounting principle, the transition method, and a qualitative description of the financial statement line items affected by the change. For retrospective transition, the disclosure requirements at transition include the requirements for prospective transition and quantitative information about the effects of the accounting change.

The FASB has issued ASU No. 2015-06, Earnings Per Share (Topic 260): Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions (a consensus of the FASB Emerging Issues Task Force). The amendments apply to master limited partnerships subject to the Master Limited Partnerships Subsections of Topic 260, Earnings per Share, that receive net assets through a dropdown transaction.

The amendments specify that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner. In that circumstance, the previously reported earnings per unit of the limited partners (which is typically the earnings per unit measure presented in the financial statements) would not change as a result of the dropdown transaction.

Qualitative disclosures about how the rights to the earnings (losses) differ before and after the dropdown transaction occurs for purposes of computing earnings per unit under the two-class method also are required.

Current GAAP does not contain guidance for master limited partnerships that specifies how historical earnings per unit should be affected when a dropdown transaction occurs that is accounted for as a transaction between entities under common control.

The amendments are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Earlier application is permitted. The amendments should be applied retrospectively for all financial statements presented.

The FASB has issued Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient.

Topic 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments valued using the practical expedient are categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. For investments that are redeemable with the investee at a future date, a reporting entity must consider the length of time until those investments become redeemable to determine the classification within the fair value hierarchy.

The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application is permitted.

The FASB has issued ASU No. 2015-08, Business Combinations (Topic 805): Pushdown Accounting-Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 115. This ASU amends various SEC paragraphs of the FASB Accounting Standards CodificationTM pursuant to the issuance of SEC Staff Accounting Bulletin No. 115.

The FASB has issued Accounting Standards Update (ASU) No. 2015-10, Technical Corrections and Improvements. The amendments cover a wide range of Topics in the FASB Accounting Standards Codification™ (Codification). The amendments generally fall into one of the types of amendments listed below.

1. Amendments Related to Differences between Original Guidance and the Codification. These amendments arose because of differences between original guidance (e.g., FASB Statements, EITF Issues, and so forth) and the Codification. These amendments principally carry forward pre-Codification guidance or subsequent amendments into the Codification. Many times, either the writing style or phrasing of the original guidance did not directly translate into the Codification format and style. As a result, the meaning of the guidance might have been unintentionally altered. Alternatively, amendments in this section may relate to guidance that was codified without some text, references, or phrasing that, upon review, was deemed important to the guidance.

2. Guidance Clarification and Reference Corrections. These amendments provide clarification through updating wording, correcting references, or a combination of both. In most cases, the feedback suggested that, without these enhancements, guidance may be misapplied or misinterpreted.

3. Simplification. These amendments streamline or simplify the Codification through minor structural changes to headings or minor editing of text to improve the usefulness and understandability of the Codification.

4. Minor Improvements. These amendments improve the guidance and are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities.

The amendments represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. In addition, some of the amendments will make the Codification easier to understand and easier to apply by eliminating inconsistencies, providing needed clarifications, and improving the presentation of guidance in the Codification.

Transition guidance varies based on the amendments. The amendments that require transition guidance are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. All other amendments will be effective upon issuance.

The FASB has issued Accounting Standards Update (ASU) No, 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory.

Topic 330, Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin.

The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost.

An entity should measure in scope inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.

The amendments more closely align the measurement of inventory in GAAP with the measurement of inventory in International Financial Reporting Standards.

For public business entities, the amendments are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period.

The FASB has issued Accounting Standards Update (ASU) No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The amendments in ASU 2015-14 defer the effective date of ASU 2014-09 for all entities by one year. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. All other entities should apply the guidance in ASU 2014-09 to annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. All other entities may apply the guidance in ASU 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, including interim reporting periods within that reporting period. All other entities also may apply the guidance in ASU 2014-09 earlier as of an annual reporting period beginning after December 15, 2016, and interim reporting periods within annual reporting periods beginning one year after the annual reporting period in which the entity first applies the guidance in ASU 2014-09.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.